Eaton Vance
Large-Cap Value Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.(1)	42,691	$ 12,291,166
		$ 12,291,166
Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	104,562	$ 8,734,064
		$ 8,734,064
Banks — 7.4%
Bank of America Corp.	1,008,682	$ 52,037,904
Huntington Bancshares, Inc.	942,439	16,275,922
Wells Fargo & Co.	409,679	34,339,294
		$ 102,653,120
Biotechnology — 4.0%
AbbVie, Inc.	91,825	$ 21,261,161
Gilead Sciences, Inc.	105,379	11,697,069
Neurocrine Biosciences, Inc.(2)	160,364	22,511,898
		$ 55,470,128
Broadline Retail — 3.4%
Amazon.com, Inc.(2)	217,569	$ 47,771,625
		$ 47,771,625
Building Products — 1.7%
Johnson Controls International PLC	216,183	$ 23,769,321
		$ 23,769,321
Capital Markets — 5.5%
Cboe Global Markets, Inc.	77,803	$ 19,081,186
Charles Schwab Corp.	372,640	35,575,941
Goldman Sachs Group, Inc.	19,171	15,266,826
Tradeweb Markets, Inc., Class A	60,768	6,744,032
		$ 76,667,985
Chemicals — 1.9%
Linde PLC	55,023	$ 26,135,925
		$ 26,135,925
Communications Equipment — 2.1%
Cisco Systems, Inc.	435,633	$ 29,806,010
		$ 29,806,010
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(2)	198,299	$ 18,491,382
U.S. Foods Holding Corp.(2)	265,354	20,331,423
		$ 38,822,805
Containers & Packaging — 1.9%
Avery Dennison Corp.	43,189	$ 7,003,960
Ball Corp.	396,064	19,969,547
		$ 26,973,507
Distributors — 0.7%
Pool Corp.	32,553	$ 10,093,709
		$ 10,093,709
Electric Utilities — 3.3%
Duke Energy Corp.	97,374	$ 12,050,033
NextEra Energy, Inc.	298,756	22,553,090
NRG Energy, Inc.	66,656	10,794,939
		$ 45,398,062
Electrical Equipment — 1.7%
Emerson Electric Co.	178,809	$ 23,456,165
		$ 23,456,165
Energy Equipment & Services — 1.1%
Baker Hughes Co.	306,022	$ 14,909,392
		$ 14,909,392
Entertainment — 2.0%
Walt Disney Co.	244,677	$ 28,015,516
		$ 28,015,516
Food Products — 1.8%
Hershey Co.	90,891	$ 17,001,161
J.M. Smucker Co.	70,901	7,699,849
		$ 24,701,010
Ground Transportation — 2.2%
CSX Corp.	879,350	$ 31,225,718
		$ 31,225,718
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	284,821	$ 38,148,925
Boston Scientific Corp.(2)	232,028	22,652,893
		$ 60,801,818

Eaton Vance
Large-Cap Value Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.8%
McKesson Corp.	11,494	$ 8,879,575
UnitedHealth Group, Inc.	44,991	15,535,392
		$ 24,414,967
Hotels, Restaurants & Leisure — 1.9%
McDonald's Corp.	86,554	$ 26,302,895
		$ 26,302,895
Household Durables — 1.2%
Meritage Homes Corp.	231,231	$ 16,748,061
		$ 16,748,061
Household Products — 1.6%
Clorox Co.	179,513	$ 22,133,953
		$ 22,133,953
Industrial Conglomerates — 1.7%
3M Co.	151,594	$ 23,524,357
		$ 23,524,357
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	378,716	$ 19,492,513
		$ 19,492,513
Insurance — 8.9%
American International Group, Inc.	412,128	$ 32,368,533
Prudential PLC	1,422,519	19,914,843
Reinsurance Group of America, Inc.	161,030	30,938,694
Ryan Specialty Holdings, Inc.(1)	407,197	22,949,623
Travelers Cos., Inc.	60,193	16,807,090
		$ 122,978,783
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A	111,634	$ 27,138,226
Meta Platforms, Inc., Class A	46,106	33,859,324
		$ 60,997,550
Leisure Products — 0.7%
Hasbro, Inc.	126,564	$ 9,599,879
		$ 9,599,879
Life Sciences Tools & Services — 1.4%
Mettler-Toledo International, Inc.(2)	15,654	$ 19,217,007
		$ 19,217,007
Security	Shares	Value
Machinery — 2.1%
Ingersoll Rand, Inc.	116,599	$ 9,633,409
Toro Co.	139,442	10,625,481
Westinghouse Air Brake Technologies Corp.	46,040	9,229,639
		$ 29,488,529
Metals & Mining — 2.3%
Alcoa Corp.	360,823	$ 11,867,469
Steel Dynamics, Inc.	147,042	20,502,066
		$ 32,369,535
Multi-Utilities — 1.8%
CMS Energy Corp.	198,238	$ 14,522,916
Sempra	112,719	10,142,455
		$ 24,665,371
Oil, Gas & Consumable Fuels — 5.9%
EQT Corp.	450,074	$ 24,497,528
Exxon Mobil Corp.	364,897	41,142,137
Williams Cos., Inc.	249,147	15,783,462
		$ 81,423,127
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	455,249	$ 20,531,730
Zoetis, Inc.	98,374	14,394,084
		$ 34,925,814
Professional Services — 1.5%
Robert Half, Inc.	605,895	$ 20,588,312
		$ 20,588,312
Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.(2)	786,879	$ 26,399,790
Micron Technology, Inc.	140,731	23,547,111
ON Semiconductor Corp.(2)	149,512	7,372,437
		$ 57,319,338
Software — 2.3%
NICE Ltd. ADR(2)	69,871	$ 10,115,923
Salesforce, Inc.	90,574	21,466,038
		$ 31,581,961
Specialized REITs — 0.5%
CubeSmart	184,086	$ 7,484,937
		$ 7,484,937

Eaton Vance
Large-Cap Value Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.7%
Lithia Motors, Inc.	381	$ 120,396
Lowe's Cos., Inc.	92,046	23,132,080
		$ 23,252,476
Total Common Stocks (identified cost $1,109,302,890)		$1,376,206,411

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(3)	14,348,411	$ 14,348,411
Total Short-Term Investments (identified cost $14,348,411)		$ 14,348,411
Total Investments — 100.1% (identified cost $1,123,651,301)		$1,390,554,822
Other Assets, Less Liabilities — (0.1)%		$ (1,362,853)
Net Assets — 100.0%		$1,389,191,969

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $1,908,454 and the total market value of the collateral received by the Fund was $1,925,756 comprised of U.S. government and/or agencies securities.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,348,411, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$10,834,635	$360,933,404	$(357,419,628)	$ —	$ —	$14,348,411	$715,068	14,348,411
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Large-Cap Value Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 89,013,066	$ —	$ —	$ 89,013,066
Consumer Discretionary	133,768,645	—	—	133,768,645
Consumer Staples	85,657,768	—	—	85,657,768
Energy	96,332,519	—	—	96,332,519
Financials	282,385,045	19,914,843	—	302,299,888
Health Care	194,829,734	—	—	194,829,734
Industrials	173,077,632	—	—	173,077,632
Information Technology	118,707,309	—	—	118,707,309
Materials	85,478,967	—	—	85,478,967
Real Estate	26,977,450	—	—	26,977,450
Utilities	70,063,433	—	—	70,063,433
Total Common Stocks	$1,356,291,568	$19,914,843*	$ —	$1,376,206,411
Short-Term Investments	$ 14,348,411	$ —	$ —	$ 14,348,411
Total Investments	$1,370,639,979	$19,914,843	$ —	$1,390,554,822
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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